Goodwill - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate applied to cash flow projection	26.30%
Impairment on goodwill		¥ 1,131,000
Long term rates used to extrapolate the budget	6.30%		6.50%
Percentage decrease in demand that would result in an impairment	1.00%		2.37%
Pre-tax discount rate that would result in an impairment	14.28%		14.82%
Long term growth rate that would result in an impairment	5.77%		2.98%
Guangxi Yuchai Machinery Company Lmited [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate applied to cash flow projection	13.96%		12.84%
Impairment on goodwill	¥ 0